Annual Fund Operating Expenses - PSF Stock Index Portfolio	Apr. 26, 2021
Class I
Operating Expenses:
Management Fees	0.29%
+ Distribution and/or Service Fees (12b-1 Fees)
+ Other Expenses	0.02%
= Total Annual Portfolio Operating Expenses	0.31%
Class III
Operating Expenses:
Management Fees	0.29%
+ Distribution and/or Service Fees (12b-1 Fees)	0.25%
+ Other Expenses	0.02%
= Total Annual Portfolio Operating Expenses	0.56%